Bank Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Bank Borrowings [Line Items]
Bank borrowings	$ 6,108,552	$ 5,582,665
Interest expenses	$ 354,444	$ 850,614	$ 684,358
Bank Borrowings [Member]
Bank Borrowings [Line Items]
Average bank borrowings rates	6.62%	7.07%	5.69%
Bank of China (Hong Kong) Limited [Member]
Bank Borrowings [Line Items]
Repayment of short term debt	$ 3,374,366	$ 2,425,190